Loans and Allowance for Credit Losses, Significant Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	$ 62,300
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	3,677	$ 32,715
Sales	(2,491)	(2,820)
Transfers to MHFS/LHFS	(738)	(312)
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	3,675	32,710
Sales	(2,066)	(1,334)
Transfers to MHFS/LHFS	(736)	(306)
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	2	5
Sales	(425)	(1,486)
Transfers to MHFS/LHFS	$ (2)	$ (6)
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Loans And Leases Receivable [Member] | Acquired Consumer Mortgage Loan Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		10.00%
Residential Mortgage [Member] | Loans And Leases Receivable [Member] | Interest-only Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	4.00%	7.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Loans And Leases Receivable [Member] | Real Estate 1-4 Family Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	4.00%	5.00%